Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (157,122)	¥ 481,016	¥ 169,943
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(27,893)	388,289	127,242
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		115,181	(111,920)	6,748
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(209,488)	217,744	37,875
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	(58,602)	8,046	(467)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 23,680	¥ (21,143)	¥ (1,455)

[1]	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net gains (losses) of ¥(736) million, ¥2,838 million and ¥(2,956) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2019, 2020 and 2021, respectively.